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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

                  REGISTRATION STATEMENT (NO. 33-48863) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 36
                                       AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 38


                           VANGUARD VALLEY FORGE FUNDS
                (FORMERLY KNOWN AS VANGUARD BALANCED INDEX FUNDS)

        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

           P.O. BOX 2600, VALLEY FORGE, PA 19482 (ADDRESS OF PRINCIPAL
                                EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                               HEIDI STAM, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON FEBRUARY 26, 2008, PURSUANT TO RULE 485(B)(1)(III). THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR PREVIOUSLY FILED POST-EFFECTIVE AMENDMENTS (POST-EFFECTIVE AMENDMENT NO. 32, 33, 34 AND 35).







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February 11, 2008



U.S. Securities and Exchange Commission 100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD VALLEY FORGE FUNDS
     FILE NO.  333-48863
----------------------------------------------------------------

Commissioners:

Pursuant to Rule 485(b)(1)(v) under the Securities Act of 1933, as amended, we are filing Post-Effective Amendment No. 36 to the Trust's Registration Statement. The sole purpose of this filing is to extend the pending effective date of the Trust's 35th Post-Effective Amendment. By way of further background:

..    Post-Effective  Amendment  No.  35 was filed  under  Rule  485(b)(1)(v)  on
     January 28, 2008, for the sole purpose of extending to February 12, 2008, the then-pending effective date of Post-Effective Amendment No. 34.

..    Post-Effective Amendment No. 34 was filed under Rule 485(a) on November 30,
     2007 for the purpose of adding the pre-effective language required by Rule 481(b)(2), which was inadvertently omitted from the filing made on November 28, 2007, Post-Effective Amendment No. 33. The Amendment was filed requesting acceleration to December 11, 2007, pursuant to Rule 461(a) under the Securities Act of 1933.

..    Post-Effective Amendment No. 33 was filed under Rule 485(a) on November 28,
     2007 for the purpose of responding to comments provided by the Commission's staff to the Registration Statement filed on September 27, 2007, to add additional disclosure, and to request acceleration to December 11, 2007, pursuant to Rule 461 (a) under the Securities Act of 1933.

..    Post-Effective  Amendment  No. 32 was filed under Rule 485(a) on  September
     27, 2007 for the purpose of introducing three new series to the Trust to be known as the Vanguard Managed Payout Funds. December 11, 2007 was the originally requested effective date for Post-Effective Amendment No. 32.

The contents of Post-Effective Amendment No. 32 are hereby incorporated by reference into this filing, which we propose to become effective on February 12, 2008. Please contact me at (610) 669-6893 if you have any questions concerning this Amendment or the requested effective date. Thank you.


Sincerely,




Edward C. Delk
Principal

The Vanguard Group, Inc.



cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission






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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Malvern and the Commonwealth of Pennsylvania, on the 11th day of February, 2008.

                                   VANGUARD VALLEY FORGE FUNDS

                                   BY:_____________(signature)________________

                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



--------------------------------------------------------------------------------------
                 SIGNATURE                      TITLE                      DATE
By:      ----------------------------President, Chairman, Chief      February 11, 2008
            /S/ JOHN J. BRENNAN      Executive Officer, and
                (Heidi Stam)         Trustee
              John J. Brennan*
By:      ----------------------------Trustee                         February 11, 2008
            /S/ CHARLES D. ELLIS
                (Heidi Stam)
             Charles D. Ellis*

By:      ----------------------------Trustee                         February 11, 2008
          /S/ EMERSON U. FULLWOOD
                (Heidi Stam)
            Emerson U. Fullwood*
By:      ----------------------------Trustee                         February 11, 2008
             /S/ RAJIV L. GUPTA
                (Heidi Stam)
              Rajiv L. Gupta*

By:      ----------------------------Trustee                         February 11, 2008
              /S/ AMY GUTMANN
                (Heidi Stam)
                Amy Gutmann*

By:      ----------------------------Trustee                         February 11, 2008
         /S/ JOANN HEFFERNAN HEISEN
                (Heidi Stam)
          JoAnn Heffernan Heisen*

By:      ----------------------------Trustee                         February 11, 2008
            /S/ ANDRE F. PEROLD
                (Heidi Stam)
              Andre F. Perold*

By:      ----------------------------Trustee                         February 11, 2008
         /S/ ALFRED M. RANKIN, JR.
                (Heidi Stam)
           Alfred M. Rankin, Jr.*

By:      ----------------------------Trustee                         February 11, 2008
           /S/ J. LAWRENCE WILSON
                (Heidi Stam)
            J. Lawrence Wilson*

By:      ----------------------------Treasurer and Principal         February 11, 2008
           /S/ THOMAS J. HIGGINS     Financial and Principal
                (Heidi Stam)         Accounting Officer
             Thomas J. Higgins*



* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.